Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Composition of income tax expense
Current income tax expense	$ 4,693,000	$ 2,101,000	$ 4,566,000
Deferred income tax (benefit) expense	(2,264,000)	1,029,000	1,719,000
Income tax expense	2,429,000	3,130,000	6,285,000
Foreign withholding tax included in current tax expense	$ 1,100,000	$ 600,000	$ 0
Effective tax rates reconciliation
Pre-tax book income - US Only (as a percent)	35.00%	34.00%	34.00%
Permanent Items (as a percent)	3.20%	(164.60%)	0.30%
Return to provision true-Ups (as a percent)	(3.80%)	27.90%	(0.10%)
Foreign rate differential (as a percent)	3.40%	(7.40%)	(3.90%)
Foreign tax credits (as a percent)	(31.10%)	90.20%	(16.90%)
Current/deferred - rate difference (as a percent)	0.00%	0.90%	0.40%
Change in Valuation allowance (as a percent)	(19.60%)	(212.60%)	0.00%
Foreign withholding taxes	8.90%	0.00%	0.00%
Deferred foreign tax credit offset (as a percent)	4.00%	(20.40%)	(1.60%)
State rate change (as a percent)	1.90%	146.90%	0.00%
Federal rate change (as a percent)	0.00%	(152.80%)	(0.90%)
Effective tax rate (as a percent)	18.80%	(261.80%)	36.00%
PUERTO RICO
Effective tax rates reconciliation
Pre-tax book income - PR Only (as a percent)	16.90%	(3.90%)	24.70%